Property, Plant and Equipment - Carrying Value of Assets Held for Sale Previously Classified under Property, Plant and Equipment (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of assets held for sale previously classified under property, plant and equipment	$ 3,368
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of assets held for sale previously classified under property, plant and equipment	2,297
Building improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of assets held for sale previously classified under property, plant and equipment	357
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of assets held for sale previously classified under property, plant and equipment	145
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of assets held for sale previously classified under property, plant and equipment	3
Property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of assets held for sale previously classified under property, plant and equipment	$ 2,802